Operating Leases – Right-of-Use Assets (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Maturity Analysis Of Operating Lease Liabilities [Abstract]
2025	¥ 8,355,000	$ 53,034
2026	2,785,000	17,678
Total lease payment	11,140,000	70,712
Less imputed interest	(125,250)	(795)
Present value of operating lease liabilities	11,014,750	69,917
Less: current obligation	(8,239,009)	(52,298)	¥ (3,467,368)
Long-term obligation on April 30, 2024	¥ 2,775,741	$ 17,619